Reconciliation of Total Net Business Profits Under Internal Management Reporting System to Income Loss Before Income Tax Expense Benefit Shown on Consolidated Statements of Income (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014		Mar. 31, 2013
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits	[1],[2],[3]	¥ 876,900	¥ 744,300	[4]	¥ 912,200
U.S. GAAP adjustments		230,800	(325,400)		129,200
(Provision) credit for loan losses		60,223	126,230		(139,947)
Net gains (losses) related to equity investments		160,100	178,700		28,200
Non-recurring personnel expense		(8,000)	(14,800)		(23,500)
Gains on disposal of premises and equipment		2,754	10,460		12,411
(Provision) credit for losses on off-balance-sheet instruments		2,827	(12,095)		(4,584)
Others-net		(57,900)	18,900		(28,800)
Income before income tax expense		¥ 1,267,653	¥ 726,343		¥ 885,180

[1]	As for the fiscal year ended March 31, 2013, "Others (g)", "Others (n)" and "Others (p)" include the elimination of transactions between consolidated subsidiaries. As for the fiscal years ended March 31, 2014 and 2015, "Others (h)" and "Others (k)" include the elimination of transactions between consolidated subsidiaries.
[2]	Beginning on April 1, 2013, MHSC was turned into a directly-held subsidiary of MHFG. As for the fiscal year ended March 31, 2013, "MHSC (Consolidated) (m)" represents the performance of the former MHSC for the first three quarters and the new MHSC for the fourth quarter, while "Others (g)" includes the performance of the former Mizuho Investors Securities Co., Ltd. ("MHIS") for the first three quarters. As for the fiscal years ended March 31, 2014 and 2015, "MHSC (Consolidated) (j)" represents the performance of the new MHSC, in light of the merger of the former MHSC and the former MHIS conducted in January 2013.
[3]	Beginning on April 1, 2013, the MHFG Group moved to a new group operational structure and realigned the reportable segments to reflect the new organizational structure. Beginning on April 1, 2014, new allocation methods have been applied to the calculation of "Gross profits" and "General and administrative expenses" for reportable segments of MHBK. Figures for the fiscal year ended March 31, 2014 have been reclassified under the new allocation methods. The effect of the change of allocation methods is not significant.
[4]	As for the fiscal year ended March 31, 2014, "MHBK (Non-consolidated)" represents the sum of the performance of the former MHCB for the first quarter and the new MHBK for the second, third and fourth quarters, while "Others (h)" includes the performance of the former MHBK for the first quarter, in light of the merger of the former MHBK and the former MHCB conducted in July 2013.